Share capital and Contributed Surplus - Disclosure of share-based compensation expense by function (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Shared-based compensation expense	$ 373,554	$ 1,960,072	$ 2,462,207
General and administrative [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	246,436	1,104,858	1,425,111
Selling and marketing [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	53,800	552,627	754,167
Research and development, net [Member]
Disclosure of classes of share capital [line items]
Shared-based compensation expense	$ 73,318	$ 302,587	$ 282,929